Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Accounts receivable and interest receivable	$ (9,150)	$ (3,317)	$ (808)
Pool receivables from affiliates	(1,664)	(4,741)	6,697
Due from affiliates	(3,204)	(12,177)	(253)
Prepaid expenses and other current assets	(647)	(3,147)	(1,409)
Accounts payable and accrued liabilities	2,092	2,337	(1,788)
Due to affiliates	7,731	(1,204)	(842)
Deferred revenue	(1,603)	855	(2,692)
Other	(141)	1,600	262
Change in non-cash working capital items related to operating activities	$ (6,586)	$ (19,794)	$ (833)